Equity	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Equity
15	Equity

a)	Capital
The capital comprises 42,447,349 Class A shares and 14,446,239 Class B shares with a par value of US$ 0.00005 each.
On January 15, 2021, the individual partners of Vinci Partners Investimentos Ltda. contributed the entirety of their quotas into the Entity. In return for this contribution the Entity issued (1) new Class B common shares to Gilberto Sayão da Silva and (2) new Class A common shares to all other quotaholders of Vinci Partners Investimentos Ltda. in exchange for the quotas, in each case in a one-to-4.77
exchange for the quotas, of Vinci Partners Investimentos Ltda. contributed to the Entity, or the Contribution.
On January 28, 2021, Vinci issued 13,873,474 Class A common shares. Prior to this offering, there has been no public market for our Class A common shares. The initial public offering price per Class A common share was US$18.00, resulting in net proceeds of US$ 232,243 thousand (or R$ 1,266,926), after the deducting of underwriting discounts and commissions to Vinci.
On February 8, 2021, Vinci issued additional 1,398,014 Class A common shares. The price of the additional shares was US$18.00, resulting in net proceeds of US$ 28,636 thousand (or R$ 125,448), after the deducting of underwriting discounts and commissions to Vinci.
The Class A common shares have been approved for listing on the Nasdaq Global Select Market, or Nasdaq, under the symbol “VINP.” Vinci has two classes of common shares: Class A common shares and our Class B common shares.
Class B common shares carry rights that are identical to the Class A common shares, except that (1) holders of Class B common shares are entitled to 10 votes per share, whereas holders of our Class A common shares are entitled to one vote per share; (2) holders of Class B common shares have certain conversion rights; (3) holders of Class B common shares are entitled to preemptive rights in the event that additional Class A common shares are issued in order to maintain their proportional ownership interest; and (4) Class B common shares shall not be listed on any stock exchange and will not be publicly traded.

The Entity’s shareholders as of December 31, 2022 and 2021 are presented in the table below:

Shareholders	12/31/2021 Quantity	Subscribed	Transferred	Repurchased	12/31/2022 Quantity
Gilberto Sayão da Silva (Class B)	14,466,239	—	—	—	14,466,239
Alessandro Monteiro Morgado Horta (Class A)	8,226,422	—	—	—	8,226,422
Paulo Fernando Carvalho de Oliveira (Class A)	2,066,605	—	—	—	2,066,605
Bruno Augusto Sacchi Zaremba (Class A)	1,446,624	—	—	—	1,446,624
Sergio Passos Ribeiro (Class A)	1,239,963	—	—	—	1,239,963
Lywal Salles Filho (Class A)	206,661	—	—	—	206,661
Public Float (Class A)	14,513,477	—	—	(1,074,841)	13,438,636
Other Shareholders (Class A)	13,989,586	—	—	—	13,989,586
Treasury shares (Class A)	758,011	—	—	1,074,841	1,832,852

Total	56,913,588	—	—	—	56,913,588
(*) All of the quotaholders of Vinci Partners Investimentos Ltda contributed the entirety of their quotas to Vinci Partners Investments Ltd. In return for this contribution, the Entity issued 14,466,239 new Class B common shares and 27,175,861 new Class A common shares, in each case in a one-to-4.77
exchange for the quotas of Vinci Partners Investimentos Ltda to the quotas of Vinci Partners Investments Ltd.

b)	Transactions costs
Transactions costs comprises the expenses incurred by the Entity in connection with the IPO.

c)	Retained earnings
Earning reserves comprises the net profit generated by the Entity which were not distributed to their shareholders or approved to be distributed by the Entity management.

d)	Other reserves
Comprises the shares based payments programs and the exchange variation in investments made on investees which have a functional currency other than Brazilian Reais, the Entity functional currency. When a foreign operation is sold, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

e)	Dividends
On August 18, 2021, Vinci declared a semiannual dividend distribution of US$ 0.30 per common share to shareholders as of September 01, 2021, totalizing US$ 17,021 thousand (R$ 89,487), paid on September 16, 2021.
On November 17, 2021, Vinci declared a quarterly dividend distribution of US$ 0.16 per common share to shareholders as of December 1, 2021, totalizing US$ 9,019 thousand (R$ 48,945), paid on December 16, 2021.
On February 23, 2022, Vinci declared a quarterly dividend distribution of US$ 0.20 per common share to shareholders as of March 10, 2022, totalizing US$ 11,181 thousand (R$ 56,176), paid on March 24, 2022.

On May 10, 2022, Vinci declared a quarterly dividend distribution of US$ 0.17 per common share to shareholders as of May 20, 2022, totalizing US$ 9,465 thousand (R$ 47,488), paid on June 2, 2022.
On August 11, 2022, Vinci declared a quarterly dividend distribution of US$ 0.17 per common share to shareholders as of August 23, 2022, totalizing US$ 9,425 (R$ 48,291), paid on September 9, 2022.
On November 9, 2022, Vinci declared a quarterly dividend distribution of US$ 0.20 per common share to shareholders as of November 23, 2022, totalizing US$ 11,045 (R$ 56,334), paid on December 12, 2022.
Once dividends are declared and approved by the board of directors, they will be paid on proportional basis to the owners of the common shares.
In 2022, dividends were paid in the amount of R$ 211,320, being R$ 70,183 to the profit earned in 2021 and the remaining amount related to the profit earned in the first semester of 2022. In 2021, dividends were paid in the amount of R$ 255,963, being R$ 116,358 related to the net profit earned until 2020 and the remaining amount of R$ 139,605 related to the net profit for the current year.

f)	Treasury shares
When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.
On May 6, 2021, the Company announced the adoption of its share repurchase program in an aggregate amount of up to R$ 85 million (the “Repurchase Program”). The Repurchase Program may be executed in compliance with Rule
10b-18
under the Exchange Act. The program shall be permitted to commence after the date it is publicly disclosed and does not have a specified expiration date. Buybacks shall be made from time-to-time
in open market and negotiated purchases. The specific prices, numbers of shares and timing of purchase transactions shall be determined by the Company from time to time in its sole discretion.
On September 14, 2021, the Company intended to benefit from the affirmative defense provided by Rule
10b5-1
promulgated by the Securities and Exchange Commission under the Securities Exchange Act of 1934. The Repurchase Program previously approved comply with the requirements of Rule
10b5-1
and was prepared under the following terms:

•	The program is permitted to commence on October 1, 2021 and does not have a specified expiration date

•	Buybacks shall be made in compliance with Rule 10b5-1(c)(1) under the Exchange Act

•	The Repurchase Program respects the total amount of up to R$ 85 million, as previously approved.
On June 16, 2022, the Company announced a share buyback plan and a share repurchase plan to buy back up to R$60.0 million of the Company’s outstanding Class A common shares across both plans. These plans are approved to replace the share repurchase plans approved by our board of directors on May 6, 2021 and September 15, 2021, which expired on May 31st, 2022. The plans commenced immediately and will not have specified expiration date (other than when the R$60.0 million buyback limit is reached).

Under the share buyback plan, buybacks may be made from
time-to-time
in open market and negotiated purchases, effective immediately, in compliance with SEC Rule
10b-18.
The specific prices, numbers of shares and timing of purchase transactions will be determined by the Company from time to time in its sole discretion. Additionally, repurchases will be carried out by the agent of the Company from time-to-time
in open market and negotiated purchases, in compliance with SEC Rule
10b5-1.
From January 1, 2022, to December 31, 2022, 1,074,841 Class A common shares were repurchased, in the amount of R$ 62,393. In December 2022 the Company holds 1,832,852 Class A common shares in treasury.

g)	Basic and diluted earnings per share/quota

a) Basic earning per share/quota	2022	2021	2020
From continuing operations attributable to the ordinary equity holders of the Entity	3.89	3.77	19.60

Total basic earning per share/quota attributable to the ordinary equity holders of the Entity	3.89	3.77	19.60

b) Diluted earning per share/quota	2022	2021	2020
From continuing operations attributable to the ordinary equity holders of the Entity	3.84	3.77	19.60

Total basic earning per share/quota attributable to the ordinary equity holders of the Entity	3.84	3.77	19.60

c) Reconciliations of earnings used in calculating earnings per share/quota

Basic earnings per share/quota:	2022	2021	2020
Profit attributable to the ordinary equity holders of the Entity used in calculating basic earnings per share/quota:
From continuing operations	219,417	208,615	170,199

	219,417	208,615	170,199

Diluted earnings per share/quota:	2022	2021	2020
Profit from continuing operations attributable to the ordinary equity holders of the Entity
Used in calculating basic earnings per share/quota	219,417	208,615	170,199

Used in calculating diluted earnings per share/quota	219,417	208,615	170,199

d) Weighted average number of share/quotas used as the denominator

	2022	2021	2020
Weighted average number of ordinary share/quotas used as the denominator in calculating basic earnings per share/quota:	56,356,293	55,387,859	8,683,893
Adjustments for calculation of diluted earnings per share/quota:	792,815	—	—

Weighted average number of ordinary share/quotas and potential ordinary share/quotas used as the denominator in calculating diluted earnings per share/quota	57,149,108	55,387,859	8,683,893